LIQUIDITY AND CAPITAL RESOURCES	12 Months Ended
Dec. 31, 2012
LIQUIDITY AND CAPITAL RESOURCES
LIQUIDITY AND CAPITAL RESOURCES

4. LIQUIDITY AND CAPITAL RESOURCES

        Substantially all of the Company revenue to date has been derived from upfront, milestone and royalty payments earned on licensing and sublicensing transactions and from subcontracts. The Company's business operations to date have consisted primarily of licensing and research and development activities and if the Company does not complete its proposed merger with ANI, the Company would expect this to continue for the immediate future. To date, the Company has used primarily equity financings, and to a lesser extent, licensing income, interest income and the cash received from its 2009 merger with Cell Genesys, to fund its ongoing business operations and short-term liquidity needs.

        During 2012, the Company raised approximately $3.3 million in net proceeds, after deducting placement agent fees and other offering expenses, through the sale of common stock and warrants in a registered direct offering, as more fully described in Note 9, "Stockholders' Equity."

        As of December 31, 2012, the Company had $34.8 million of cash and cash equivalents and had outstanding $8.3 million in aggregate principal amount of its 3.125% convertible senior notes due May 1, 2013. Absent the receipt of any additional licensing income or financing, the Company expects its cash and cash equivalents balance to decrease as it continues to use cash to fund its operations. Assuming the Merger between the Company and ANI is completed, the Company expects its cash and cash equivalents as of December 31, 2012 to meet its liquidity requirements through at least its anticipated closing of the Merger, including the requirement under the Merger Agreement to have at least $17 million of "net cash," as defined in and as calculated pursuant to the Merger Agreement, available upon the closing of the Merger. If the Merger between the Company and ANI is not completed, the Company will need to reevaluate its strategic alternatives, which may include continuing as an independent, stand-alone business, a sale of the Company, liquidation of the Company or other strategic transaction. The Company's liquidity position will be dependent upon the strategic alternative selected; however, assuming the Company does not enter into another strategic transaction, and assuming the Company decides not to commence the two new efficacy trials for LibiGel, the Company expects its cash and cash equivalents as of December 31, 2012 will be sufficient to meet its liquidity requirements for at least the next three to five years. Additional financing would be required should the Company decide to commence the two new efficacy trials for LibiGel. These estimates may prove incorrect or the Company, nonetheless, may choose to raise additional financing earlier.

        The Company's future capital requirements will depend upon numerous factors, including:

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  the timing, cost and successful completion of the Company's Merger with ANI;

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  the progress, timing, cost and results of the Company's clinical development programs, including in particular the conclusion of the LibiGel Phase III safety study, and if the Company has not completed its merger with ANI, beginning in mid-2013, the two new LibiGel Phase III efficacy trials if the Company decides to commence such trials, and if the Company in-licenses additional new products that require further development;

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  the cost, timing and outcome of regulatory actions with respect to the Company's products;

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  the success, progress, timing and costs of the Company's business development efforts to implement business collaborations, licenses and other business combinations or transactions, and the Company's efforts to evaluate various strategic alternatives available with respect to the Company's products and the Company;

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  the Company's ability to obtain value from its current products and technologies and its ability to out-license its products and technologies to third parties for development and commercialization and the terms of such out-licenses;

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  the Company's ability to acquire or in-license additional new products and technologies and the costs and expenses of such acquisitions or licenses;

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  the timing and amount of any royalties, milestone or other payments the Company may receive from or be obligated to pay to current and potential licensors, licensees and other third parties;

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  the costs of preparing, filing, prosecuting, maintaining and enforcing patent claims and other intellectual property rights;

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  the emergence of competing products and technologies, and other adverse market developments;

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  the perceived, potential and actual commercial success of the Company's products;

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  the outstanding principal amount of the Company's 3.125% convertible senior notes due May 1, 2013 (convertible senior notes) that are scheduled to mature and become due and payable on May 1, 2013 and the Company's ability to avoid a "fundamental change" or an "event of default" under the indenture governing such notes, which may cause such notes to become due and payable prior to their maturity date on May 1, 2013;

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  the Company's operating expenses; and

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  the resolution of the Company's pending purported class action and shareholder derivative litigation and any amount the Company may be required to pay in excess of its directors' and officers' liability insurance.

        The Company does not have any existing credit facilities under which the Company could borrow funds. In the event that the Company would require additional working capital to fund future operations, the Company could seek to acquire such funds through additional equity or debt financing arrangements. If the Company raises additional funds by issuing equity securities, the Company's stockholders may experience dilution. Debt financing, if available, may involve covenants restricting the Company's operations or its ability to incur additional debt. There is no assurance that any financing transaction will be available on terms acceptable to the Company, or at all. As an alternative to raising additional financing, the Company may choose to license one or more of the Company's products or technologies to a third party who may finance a portion or all of the continued development and, if approved, commercialization of that licensed product, or sell certain assets or rights under the Company's existing license agreements. In addition, from time to time, the Company may purchase, exchange or restructure its outstanding convertible senior notes through cash purchases and/or exchanges for other equity securities of the Company, in open market purchases, privately negotiated transactions and/or a tender offer. Such additional purchases, exchanges or restructurings, if any, will depend on prevailing market conditions, the trading price and volume of the Company's common stock, the willingness of the note holders to sell, exchange or restructure their notes, the Company's available cash and cash equivalents, the Company's liquidity requirements, regulatory limitations, contractual restrictions and other factors. Such future purchases, exchanges or restructurings could dilute the percentage ownership of the Company's stockholders, result in the issuance of securities at a discount to market price or that may have rights, preferences or privileges senior to those of the Company's existing stockholders and/or decrease the Company's cash balance. A significant decrease in the Company's cash balance, together with an inability to raise additional financing when needed, may impair the Company's ability to execute strategic alternatives or leave the Company without sufficient cash remaining for operations.

        The Company is subject to pending purported class action and shareholder derivative litigation, which litigation is described in more detail in Note 13, "Commitments and Contingencies" to the Company's financial statements. Such litigation could divert management's attention, harm the Company's business and/or reputation and result in significant liabilities, as well as harm the Company's ability to raise additional financing and execute certain strategic alternatives.

        The Company can provide no assurance that additional financing, if needed, will be available on terms favorable to the Company, or at all. This is particularly true if investors are not confident in the success of the Company's pending merger with ANI, the Company's LibiGel clinical development program, the future value of the Company and/or economic and market conditions deteriorate. If the Company does not complete its pending merger with ANI and if adequate funds are not available or are not available on acceptable terms when the Company needs them, the Company may need to reduce its operating costs further or the Company may be forced to explore other strategic alternatives, such as other business combination transactions or winding down the Company's operations and liquidating the Company. In such case, the Company's stockholders could lose some or all of their investment.